Document and Entity Information	12 Months Ended
Feb. 28, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Trading Symbol	FEDU
Entity Registrant Name	Four Seasons Education (Cayman) Inc.
Entity Central Index Key	0001709819
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	22,614,376
Title of 12(b) Security	American Depositary Shares, each one representing ten ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity File Number	001-38264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Four Seasons Education (Cayman) Inc. (the “Company”) as of February 28, 2026 and 2025, the related consolidated statements of operations, comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended February 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of February 28, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended February 28, 2026, in conformity with accounting principles generally accepted in the United States of America.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Contact Personnel Name	Yi Zuo
City Area Code	86 21
Local Phone Number	6317-6177
Contact Personnel Email Address	ir@fsesa.com